Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Company's Current and Deferred Federal Tax Expense (Benefit)	The components of income tax expense (benefit) were as follows for the periods indicated:

	Years Ended December 31,
	2020	2019	2018
Current income tax expense	$0.4	$0.4	$0.3
Deferred income tax (benefit) expense	(0.2)	(0.1)	0.1
Total income tax expense	$0.2	$0.3	$0.4

Schedule of Reconciliation of Federal Income Tax Rate to the Company’s Effective Income Tax Rate
A reconciliation of the federal income tax rate to the Company's effective income tax rate follows for the periods indicated:

	December 31,
	2020	2019	2018
Federal income tax rate:	21.0%	21.0%	21.0%
Reconciling items:
Tax exempt interest	(3.8)	(2.9)	(2.6)
Dividend received deduction	(0.4)	(0.1)	(0.1)
Other	(0.2)	(0.3)	(0.4)
Effective income tax rate:	16.6%	17.7%	17.9%

Schedule of Significant Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that result in deferred tax assets and deferred tax liabilities are as follows as of the dates indicated:

	December 31,
	2020	2019
Deferred tax assets
Deferred acquisition costs	$1.3	$1.2
Deferred gain on disposal of business	0.2	0.3
Investments, net	0.1	0.1
Other	0.3	0.2
Total deferred tax assets	1.9	1.8

Deferred tax liabilities
Net unrealized appreciation on securities	(0.9)	(0.7)
Total deferred tax liabilities	(0.9)	(0.7)
Net deferred income tax assets	$1.0	$1.1